Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of provisions for income tax expense

The provisions for income tax expense are summarized as follows (in thousands):

	For the Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Current tax expense	20,936	19,819	23,218	3,336
Deferred tax (benefit)/expense	(6,153)	286	(2,977)	(428)
Income tax expense	14,783	20,105	20,241	2,908

Components of income before tax and income tax expense for PRC and non-PRC operations

The components of income before tax and income tax expense for PRC and non-PRC operations are as follows (in thousands):

	For the Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Income/(loss) arising from PRC operations	104,208	(43,009)	(214,743)	(30,846)
(Loss)/income arising from non-PRC operations	(55,001)	(2,498)	958,986	137,750
Income/(loss) before tax	49,207	(45,507)	744,243	106,904
Income tax expense relating to PRC operations	14,739	20,129	20,243	2,908
Income tax expense/(benefit) relating to non-PRC operations	44	(24)	(2)	(0.3)
Income tax expense	14,783	20,105	20,241	2,908
Effective tax rate for PRC operations	14.1%	(46.8)%	(9.4)%	(9.4)%

Reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rate for PRC operations

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for PRC operations for the years ended December 31, 2017, 2018 and 2019 is as follows:

	For the Years Ended December 31,
	2017	2018	2019
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences*	(10.1)	46.2	18.0
Change in valuation allowance	2.9	(77.2)	(33.0)
Effect of preferential tax treatment	(6.6)	(37.5)	(18.7)
Uncertain tax positions	2.9	(3.3)	(0.7)
Effective income tax rate	14.1	(46.8)	(9.4)

* Permanent differences mainly included the tax-deductible expenses of the research and development expenses so incurred in a year in determining their tax assessable profits for that year for enterprises engaging in research and development activities, which were of 150% before 2018 and of 175% beginning from January 1, 2018, according to policies promulgated by the State Tax Bureau of the PRC.

Combined effects of the income tax exemption and other preferential tax treatment

The combined effects of the income tax exemption and other preferential tax treatment available to the Group are as follows (in thousands, except per share data):

	For the Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Effect of preferential tax treatment	6,836	(16,128)	(40,054)	(5,753)
Basic net income/(loss) per share effect	0.01	(0.03)	(0.07)	(0.01)

Tax effects of temporary differences that give rise to deferred tax assets and liabilities

The tax effects of temporary differences that give rise to the deferred tax assets and liabilities balances as of December 31, 2018 and 2019 are as follows (in thousands):

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Deferred tax assets:
Provision of allowance for doubtful accounts	21,431	31,240	4,487
Accrued payroll and expenses and others	25,576	32,849	4,720
Net operating loss carryforward	69,150	136,503	19,607
Less: valuation allowance	(55,997)	(126,904)	(18,229)
Total deferred tax assets, net	60,160	73,688	10,585

17.  Income Taxes (Continued)

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Deferred tax liabilities:
Unrealized holding gain of available-for-sale debt investments*	132,272	190,830	27,412
Amortizable intangible assets from acquisition of a subsidiary	7,376	5,668	814
Others	1,312	1,312	188
Total deferred tax liabilities	140,960	197,810	28,414

*The Company recognized a deferred tax liability of RMB132.3 million and RMB190.8 million (US$27.4 million) for the unrealized holding gain of available-for-sale debt investments in Particle, as of December 31, 2018 and 2019, respectively, which was recorded net against the pre-tax changes in other comprehensive income.

Movement of valuation allowance for deferred tax assets

The following table sets forth the movement of the valuation allowance for deferred tax assets (in thousands):

	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Balance as of January 1,	11,402	14,208	55,997	8,043
Additions	6,164	37,584	70,709	10,158
Increase from an acquired subsidiary	—	8,576	997	143
Reversals	(3,358)	(4,371)	(799)	(115)
Balance as of December 31,	14,208	55,997	126,904	18,229

Reconciliation of liabilities associated with uncertain tax positions

A reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions is as follows (in thousands):

	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Balance as of January 1,	21,723	24,714	26,131	3,753
Increase related to current year tax positions	2,991	1,417	1,481	213
Balance as of December 31,	24,714	26,131	27,612	3,966